Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2023	2022
Accounts payable	$9,203	$14,580
Accrued interest	2,036	643
Accrued voyage expenses	4,829	8,019
Accrued employee compensation	3,306	2,391
Other[1]	1,120	3,764
Total accounts payable and accrued expenses	$20,493	$29,398

[1]	In 2022, other includes accrued operating expenses and accrued capital expenditures. In 2023, there were no accrued operating expenses and accrued capital expenditures.